Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 106.1%

Security	Shares	Value
Aerospace & Defense — 2.5%
BAE Systems PLC	1,137,301	$ 32,196,230
Safran SA	44,241	17,385,885
		$ 49,582,115
Automobiles — 0.8%
Tesla, Inc.(1)	50,523	$ 15,723,263
		$ 15,723,263
Banks — 10.7%
Banco Santander SA	1,901,175	$ 27,039,021
Bank Polska Kasa Opieki SA	409,561	26,996,122
Barclays PLC	3,599,776	24,743,197
BNP Paribas SA	163,847	20,819,809
Citigroup, Inc.	16,852	2,232,047
Grupo Financiero Banorte SAB de CV, Class O	1,318,866	15,202,425
HDFC Bank Ltd.	1,490,557	11,673,752
Huntington Bancshares, Inc.(2)	1,206,754	20,563,088
NatWest Group PLC	1,838,555	17,342,415
Societe Generale SA	349,998	32,898,637
Truist Financial Corp.	223,802	11,601,896
		$ 211,112,409
Beverages — 0.1%
Diageo PLC	104,643	$ 2,298,833
		$ 2,298,833
Broadline Retail — 4.5%
Amazon.com, Inc.(1)(2)	293,973	$ 79,837,188
MercadoLibre, Inc.(1)	5,234	9,829,190
		$ 89,666,378
Building Products — 0.7%
Trane Technologies PLC	31,040	$ 14,121,648
		$ 14,121,648
Capital Markets — 2.1%
Charles Schwab Corp.	170,980	$ 17,993,935
Japan Exchange Group, Inc.	928,460	12,629,939
London Stock Exchange Group PLC	103,461	11,638,591
		$ 42,262,465
Security	Shares	Value
Chemicals — 0.8%
Sika AG	73,810	$ 16,606,556
		$ 16,606,556
Consumer Finance — 0.9%
Capital One Financial Corp.	82,832	$ 17,312,716
		$ 17,312,716
Consumer Staples Distribution & Retail — 1.1%
U.S. Foods Holding Corp.(1)(2)	222,400	$ 22,371,216
		$ 22,371,216
Electric Utilities — 2.8%
Iberdrola SA	618,806	$ 14,698,860
NextEra Energy, Inc.	191,774	16,668,996
SSE PLC	775,549	24,502,262
		$ 55,870,118
Electrical Equipment — 2.0%
AMETEK, Inc.	97,088	$ 23,467,140
Schneider Electric SE	47,823	16,067,825
		$ 39,534,965
Electronic Equipment, Instruments & Components — 4.3%
CDW Corp.	163,138	$ 24,113,428
Keyence Corp.	58,126	29,155,223
Zebra Technologies Corp., Class A(1)(2)	107,401	31,556,562
		$ 84,825,213
Energy Equipment & Services — 0.2%
Baker Hughes Co.	56,048	$ 3,390,343
		$ 3,390,343
Entertainment — 0.9%
Walt Disney Co.(3)	178,659	$ 17,185,209
		$ 17,185,209
Financial Services — 3.7%
Edenred SE	255,308	$ 8,405,956
Global Payments, Inc.	212,404	17,858,928
Visa, Inc., Class A	85,540	31,318,760
Voya Financial, Inc.	152,745	15,187,436
		$ 72,771,080

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 1.8%
Nestle SA	362,236	$ 36,205,842
		$ 36,205,842
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	204,620	$ 21,628,334
Coloplast AS, Class B	32,237	2,131,824
Intuitive Surgical, Inc.(1)(2)	28,777	10,167,777
Medline, Inc., Class A(1)	9,754	383,137
Straumann Holding AG	94,192	11,664,757
		$ 45,975,829
Health Care REITs — 0.7%
Healthpeak Properties, Inc.	644,390	$ 14,067,034
		$ 14,067,034
Hotels, Restaurants & Leisure — 5.7%
Amadeus IT Group SA	318,768	$ 19,673,396
Aramark(3)	458,794	26,137,494
Compass Group PLC	1,109,484	35,232,610
InterContinental Hotels Group PLC	103,580	16,749,622
Marriott International, Inc., Class A(2)	38,644	14,407,643
		$ 112,200,765
Household Products — 0.5%
Reckitt Benckiser Group PLC	148,676	$ 10,493,160
		$ 10,493,160
Insurance — 4.3%
AIA Group Ltd.	1,292,108	$ 13,025,599
Allstate Corp.	14,964	3,951,693
American International Group, Inc.	295,694	23,235,634
Assurant, Inc.	43,014	12,009,079
AXA SA	334,399	17,331,766
Prudential PLC	1,000,416	15,034,800
		$ 84,588,571
Interactive Media & Services — 6.2%
Alphabet, Inc., Class C(2)	343,969	$ 122,676,544
		$ 122,676,544
Life Sciences Tools & Services — 1.0%
Danaher Corp.	100,558	$ 19,606,799
		$ 19,606,799
Security	Shares	Value
Machinery — 2.3%
IDEX Corp.	124,293	$ 28,643,322
Parker-Hannifin Corp.(2)	18,146	17,720,113
		$ 46,363,435
Metals & Mining — 0.7%
Anglo American PLC	279,717	$ 14,159,695
		$ 14,159,695
Multi-Utilities — 0.5%
Ameren Corp.(2)	83,371	$ 9,138,295
		$ 9,138,295
Oil, Gas & Consumable Fuels — 3.4%
ConocoPhillips(2)(3)	205,907	$ 24,807,675
ExxonMobil Holdings Corp.(2)	178,658	27,770,600
Occidental Petroleum Corp.	267,988	15,294,075
		$ 67,872,350
Personal Care Products — 0.8%
L'Oreal Prime De Fidelite(1)	18,474	$ 8,228,231
L'Oreal SA	18,161	8,088,822
		$ 16,317,053
Pharmaceuticals — 4.6%
AstraZeneca PLC	216,447	$ 36,819,865
Eli Lilly & Co.	27,458	31,544,849
Merck & Co., Inc.(2)	180,346	23,481,049
		$ 91,845,763
Professional Services — 2.7%
Intertek Group PLC	109,052	$ 8,613,273
Recruit Holdings Co. Ltd.	316,644	25,040,465
RELX PLC	532,185	18,717,981
		$ 52,371,719
Residential REITs — 1.2%
Equity LifeStyle Properties, Inc.(2)	137,311	$ 8,934,827
Invitation Homes, Inc.	517,581	15,382,507
		$ 24,317,334
Semiconductors & Semiconductor Equipment — 17.1%
ASML Holding NV	27,329	$ 45,036,686
Broadcom, Inc.(2)	88,883	34,600,374
Infineon Technologies AG	275,747	19,788,578
Microchip Technology, Inc.(2)	180,808	13,432,226

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	109,083	$ 89,778,582
NVIDIA Corp.(2)	432,389	86,802,092
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	49,008	19,811,484
Tokyo Electron Ltd.	89,757	30,009,091
		$ 339,259,113
Software — 6.0%
Autodesk, Inc.(1)	67,724	$ 15,860,961
Intuit, Inc.	11,256	3,557,684
Microsoft Corp.(2)	214,803	99,823,250
		$ 119,241,895
Specialty Retail — 0.6%
TJX Cos., Inc.(3)	75,073	$ 11,811,986
		$ 11,811,986
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	200,123	$ 61,819,996
		$ 61,819,996
Textiles, Apparel & Luxury Goods — 1.9%
Cie Financiere Richemont SA, Class A	77,598	$ 18,339,645
LVMH Moet Hennessy Louis Vuitton SE	33,746	18,531,109
		$ 36,870,754
Trading Companies & Distributors — 0.6%
IMCD NV	110,082	$ 12,060,131
		$ 12,060,131
Total Common Stocks (identified cost $1,406,836,830)		$2,103,898,590

Corporate Bonds — 10.2%

Security	Principal Amount* (000's omitted)	Value
Banks — 6.1%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(4)(5)	2,200	$ 2,385,511
Banco de Credito e Inversiones SA, 8.75% to 5/8/29(4)(5)(6)	1,510	1,592,537
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(4)(5)(6)	2,470	2,452,142
7.625% to 1/10/28(4)(5)(6)	1,160	1,162,183
8.375% to 10/14/30(4)(5)(6)	1,105	1,142,852
Security	Principal Amount* (000's omitted)	Value
Banks (continued)
Banco Mercantil del Norte SA/Grand Cayman: (continued)
8.375% to 5/20/31(4)(5)(6)	910	$ 924,787
Banco Santander SA, 9.625% to 5/21/33(4)(5)	5,400	6,303,550
Bank of America Corp., Series OO, 6.625% to 5/1/30(4)(5)	1,095	1,118,520
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(5)	6,415	6,657,628
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(5)	6,780	7,115,569
Barclays PLC, 8.00% to 3/15/29(4)(5)	3,629	3,820,114
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% to 6/29/33, 6/29/38(5)(6)	1,000	1,072,418
BNP Paribas SA:
4.625% to 2/25/31(4)(5)(6)	1,210	1,106,452
7.75% to 8/16/29(4)(5)(6)	1,710	1,784,951
8.00% to 8/22/31(4)(5)(6)	1,642	1,742,891
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(5)	4,570	4,630,813
Citigroup, Inc.:
6.875% to 8/15/30(4)(5)	1,175	1,187,131
6.95% to 2/15/30(4)(5)	3,610	3,644,396
CoBank ACB, 7.25% to 7/1/29(4)(5)	1,760	1,775,916
Farm Credit Bank of Texas, 7.75% to 6/15/29(4)(5)	2,898	3,008,988
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	3,700	3,457,312
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	3,676	3,662,091
ING Groep NV, 7.25% to 11/16/34(4)(5)(7)	4,450	4,626,168
NatWest Group PLC, 8.125% to 11/10/33(4)(5)	3,366	3,664,726
Nordea Bank Abp, 6.75% to 11/10/33(4)(5)(6)	3,175	3,166,878
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(4)(5)	2,475	2,493,689
Royal Bank of Canada:
6.50% to 11/24/35, 11/24/85(5)	2,375	2,307,262
7.50% to 5/2/29, 5/2/84(5)	3,470	3,585,808
Societe Generale SA:
5.375% to 11/18/30(4)(5)(6)	5,718	5,443,724
8.50% to 3/25/34(4)(5)(6)	937	1,017,402
State Street Corp., Series J, 6.70% to 9/15/29(4)(5)	2,320	2,383,570
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(4)(5)	3,660	3,652,907
Svenska Handelsbanken AB, 4.75% to 3/1/31(4)(5)(7)	1,200	1,134,514
Swedbank AB, 7.75% to 3/17/30(4)(5)(7)	4,600	4,825,630
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)	7,375	7,603,706
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	4,161	4,127,846

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Banks (continued)
UBS Group AG:
4.375% to 2/10/31(4)(5)(6)		2,750	$ 2,509,296
6.85% to 9/10/29(4)(5)(6)		1,700	1,734,785
9.25% to 11/13/33(4)(5)(6)		2,950	3,382,532
Wells Fargo & Co., 6.85% to 9/15/29(4)(5)		1,085	1,117,623
			$ 120,526,818
Capital Markets — 0.3%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(4)(5)		5,960	$ 5,507,971
			$ 5,507,971
Construction Materials — 0.1%
Cemex SAB de CV, 7.20% to 6/10/30(4)(5)(6)		2,187	$ 2,259,718
			$ 2,259,718
Diversified Financial Services — 0.6%
Alpha Holding SA de CV:
9.00%, 2/10/25(6)(8)		3,050	$ 27,448
10.00%, 12/19/22(6)(8)		443	3,983
American AgCredit Corp., Series A, 8.746% to 9/15/26(4)(5)(6)		6,489	6,488,156
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(5)		1,200	1,162,645
Goldman Sachs Group, Inc., Series W, 7.50% to 2/10/29(4)(5)		2,425	2,515,251
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, 6/1/56(5)		1,225	1,286,663
Marex U.K. Holdings Ltd., 7.70% to 6/9/32(4)(5)(7)		1,150	1,148,310
Unifin Financiera SAB de CV:
7.375%, 2/12/26(6)(8)(9)		1,325	0
7.375%, 2/12/26(6)(8)(9)		1,325	0
			$ 12,632,456
Electric Utilities — 0.7%
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(5)		1,175	$ 1,154,631
Dominion Energy, Inc.:
6.00% to 11/15/30, 2/15/56(5)		525	519,998
Series C, 4.35% to 1/15/27(4)(5)		816	812,305
NextEra Energy Capital Holdings, Inc.:
4.75% to 11/26/35, 2/26/56(5)	EUR	1,000	1,117,818
6.375% to 5/15/30, 8/15/55(5)		1,200	1,205,551
Series CC, 6.625% to 7/4/46, 10/1/66(5)		1,500	1,461,662
Sempra, 4.125% to 1/1/27, 4/1/52(5)		4,252	4,221,687
Security	Principal Amount* (000's omitted)	Value
Electric Utilities (continued)
Southern Co., Series 21-A, 3.75% to 8/10/26, 9/15/51(5)	1,455	$ 1,453,262
Xcel Energy, Inc., 5.75% to 9/3/31, 12/3/56(5)	1,135	1,113,663
		$ 13,060,577
Food Products — 0.3%
Land O' Lakes, Inc., 8.00%(4)(6)	5,982	$ 5,982,000
		$ 5,982,000
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	2,886	$ 2,860,565
		$ 2,860,565
Insurance — 1.0%
American National Group, Inc., 7.00% to 12/1/30, 12/1/55(5)	1,350	$ 1,299,779
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(5)	1,047	987,277
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(5)	2,182	2,216,825
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(5)(6)	4,553	4,560,157
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(5)(6)	7,057	7,010,358
Lincoln National Corp., 6.80% to 4/15/36, 7/15/56(5)	2,385	2,358,607
Nippon Life Insurance Co., 6.50% to 4/30/35, 4/30/55(5)(6)	2,175	2,242,220
		$ 20,675,223
Pipelines — 0.5%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(5)	5,668	$ 5,966,539
TransCanada PipeLines Ltd., 6.125% to 7/17/31, 10/17/56(5)	3,425	3,424,192
		$ 9,390,731
Telecommunications — 0.5%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(5)	4,250	$ 4,288,411
TELUS Corp., 6.375% to 3/9/31, 6/9/56(5)	4,700	4,642,660
		$ 8,931,071
Total Corporate Bonds (identified cost $202,516,822)		$ 201,827,130

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 1.0%

Security	Shares	Value
Banks — 0.2%
Citigroup, Inc., Series II, 6.25%(1)	50,000	$ 1,228,500
Citizens Financial Group, Inc., Series H, 7.375%	16,092	415,495
KeyCorp, Series H, 6.20% to 12/15/27(5)	95,062	2,411,723
		$ 4,055,718
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	143,480	$ 2,404,725
		$ 2,404,725
Consumer Finance — 0.0%†
Synchrony Financial, Series B, 8.25% to 5/15/29(5)	26,631	$ 690,276
		$ 690,276
Electric Utilities — 0.2%
Brookfield BRP Holdings Canada, Inc.:
4.625%	130,175	$ 1,965,642
7.25%	79,518	1,960,119
		$ 3,925,761
Insurance — 0.3%
American National Group, Inc., 7.375%	86,700	$ 2,063,460
Aspen Insurance Holdings Ltd., 7.00%	143,000	3,400,540
		$ 5,464,000
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	143,263	$ 3,303,645
		$ 3,303,645
Total Preferred Stocks (identified cost $22,320,682)		$ 19,844,125

Miscellaneous — 0.0%

Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(9)	$1,349,504	$ 0
Total Miscellaneous (identified cost $0)		$ 0
Total Investments — 117.3%(10) (identified cost $1,631,674,334)		$2,325,569,845
Other Assets, Less Liabilities — (17.3)%		$ (342,667,068)
Net Assets — 100.0%		$1,982,902,777

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)
All or a portion of this security was on loan at July 31, 2026. The aggregate market value of securities on loan at July 31, 2026 was
$356,035,804 and the total market value of the collateral received by the Fund was $363,515,723, comprised of cash.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $58,809,870 or 3.0% of the Fund's net assets.

(7)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $11,734,622 or 0.6% of the Fund's net assets.

(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	59.9%	$1,394,108,092
United Kingdom	10.1	234,688,879
France	6.1	142,785,635
Japan	4.4	102,729,845
Switzerland	3.9	90,443,413
Spain	3.0	70,100,338
Netherlands	2.7	61,722,985
Canada	2.5	58,171,559
Hong Kong	1.2	28,060,399
Poland	1.2	26,996,122
Mexico	1.0	24,247,956
Taiwan	0.9	19,811,484
Germany	0.9	19,788,578
South Africa	0.6	14,159,695
India	0.5	11,673,752
Brazil	0.4	9,829,190
Sweden	0.3	5,960,144
Bermuda	0.1	3,400,540
Finland	0.1	3,166,878
Denmark	0.1	2,131,824
Chile	0.1	1,592,537
Total Investments	100.0%	$2,325,569,845

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,137,965	EUR	979,586	Goldman Sachs International	9/16/26	$6,434	$ —
						$6,434	$—

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini PHLX Semiconductor Sector Index	(88)	Short	9/18/26	$(25,018,400)	$6,187,443
					$6,187,443

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
OTC	– Over-the-counter
REITs	– Real Estate Investment Trusts
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended July 31, 2026, the Fund engaged in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
Transactions in the Fund’s investment in funds that may be deemed to be affiliated for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$11,275,232	$628,390,940	$(639,666,172)	$ —	$ —	$ —	$443,249	—

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$139,861,753	$ —	$ —	$139,861,753
Consumer Discretionary	157,746,764	108,526,382	—	266,273,146
Consumer Staples	22,371,216	65,314,888	—	87,686,104
Energy	71,262,693	—	—	71,262,693
Financials	188,467,637	239,579,604	—	428,047,241
Health Care	106,811,945	50,616,446	—	157,428,391
Industrials	83,952,223	130,081,790	—	214,034,013

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Information Technology	$481,156,639	$123,989,578	$ —	$605,146,217
Materials	—	30,766,251	—	30,766,251
Real Estate	38,384,368	—	—	38,384,368
Utilities	25,807,291	39,201,122	—	65,008,413
Total Common Stocks	$1,315,822,529	$788,076,061 **	$ —	$2,103,898,590
Corporate Bonds	$ —	$201,827,130	$0	$201,827,130
Preferred Stocks:
Communication Services	3,303,645	—	—	3,303,645
Financials	12,614,719	—	—	12,614,719
Utilities	3,925,761	—	—	3,925,761
Total Preferred Stocks	$19,844,125	$ —	$ —	$19,844,125
Miscellaneous	$ —	$ —	$0	$0
Total Investments	$1,335,666,654	$989,903,191	$0	$2,325,569,845
Forward Foreign Currency Exchange Contracts	$ —	$6,434	$ —	$6,434
Futures Contracts	6,187,443	—	—	6,187,443
Total	$1,341,854,097	$989,909,625	$0	$2,331,763,722

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2026 is not presented.
Investment Valuation - Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.